Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.93%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.71%	1.80%	0.98%
Expected life	6 months 7 days	5 months 1 day	8 months 1 day
Expected volatility	23.14%	20.53%	31.37%
Expected dividend yield		2.11%	2.26%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.10%	2.78%	2.02%
Expected life	1 year 6 months 7 days	2 years 6 months 29 days	4 years 9 months 29 days
Expected volatility	25.46%	35.40%	49.63%
Expected dividend yield		2.65%	2.54%